Commitments and Contingencies (Tables) (LendingClub Corp)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Schedule of Future Minimum Lease Payments

The Company’s future minimum payments under non-cancelable operating leases in excess of one year and anticipated sublease income as of September 30, 2017, were as follows:

	Operating Leases	Subleases	Net
2017	$4,081	$75	$4,006
2018	16,389	310	16,079
2019	16,626	39	16,587
2020	17,557	—	17,557
2021	17,844	—	17,844
Thereafter	46,163	—	46,163
Total	$118,660	$424	$118,236

The Company’s future minimum payments under non-cancelable operating leases in excess of one year as of December 31, 2016 were as follows:

Years Ended December 31,
2017	$15,092
2018	16,053
2019	15,621
2020	16,523
2021	16,778
Thereafter	40,423
Total	$120,490